Land Use Rights (Tables)	12 Months Ended
Jun. 30, 2016
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	2016	2015

Land use rights	$2,551,395	$3,222,872
Less: Accumulated amortization	(425,730)	(389,039)

Land use rights - net	$2,125,665	$2,833,833

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the years ended June 30, 2016, 2015 and 2014 were $67,131, $79,353 and $41,600, respectively.

Twelve months ending June 30,
2017	$49,333
2018	49,333
2019	49,333
2020	49,333
2021	49,333
Thereafter	1,879,000

Total	$2,125,665